General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses
Employee costs	$ 24,051	$ 24,863	$ 20,980
Share-based compensation (Note 22)	5,486	5,107	5,216
Other expenses	17,712	17,415	15,797
Total	47,249	47,385	$ 41,993
Restructuring costs included in general and administrative expenses	$ 5,312	$ 4,702